As filed with the Securities and Exchange Commission on April 17, 1997
                                           Registration No. 33-55833
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                     POST-EFFECTIVE AMENDMENT NO. 2 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 173

B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199 Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                Copy to:
         LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED     CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on April 30, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 63701J595                                                     MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
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                                              NATIONAL MUNICIPAL TRUST
NMT                                                 Series 173
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The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of the Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio of long-term debt obligations issued on behalf of states, counties, municipalities, authorities and political subdivisions thereof, and territories, or possessions of the United States, and the conservation of capital. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Securities in the Trust are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                           Minimum Purchase : 1 Unit.

PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

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Sponsor:
                                                   Prudential Securities (LOGO)
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
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Please read and retain                              Prospectus dated
this Prospectus for future reference                April 30, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 173
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                       Page
Summary..................................................................................   Part A      A-i
Summary of Essential Information.........................................................             A-iii
Independent Auditors' Report.............................................................               A-1
Statement of Financial Condition.........................................................               A-2
Schedule of Portfolio Securities.........................................................               A-7
The Trust................................................................................   Part B        1
     Portfolio Summary...................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General...........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers..........                 9
     Objectives and Securities Selection.................................................                14
     Estimated Annual Income Per Unit....................................................                14
Tax Status...............................................................................                15
Public Offering of Units.................................................................                18
     Public Offering Price...............................................................                18
     Public Distribution.................................................................                19
     Secondary Market....................................................................                20
     Sponsor's and Underwriters' Profits.................................................                20
     Secondary Market Sales Charge.......................................................                20
     Volume Discount.....................................................................                21
     Employee Discount...................................................................                21
Exchange Option..........................................................................                21
     Tax Consequences....................................................................                23
Reinvestment Program.....................................................................                23
Expenses and Charges.....................................................................                23
     Expenses............................................................................                23
     Fees................................................................................                23
     Other Charges.......................................................................                25
Rights of Unit Holders...................................................................                25
     Certificates........................................................................                25
     Distribution of Interest and Principal..............................................                25
     Reports and Records.................................................................                27
     Redemption..........................................................................                27
Sponsor..................................................................................                28
     Limitations on Liability............................................................                29
     Responsibility......................................................................                30
     Resignation.........................................................................                30
Trustee..................................................................................                30
     Limitations on Liability............................................................                31
     Responsibility......................................................................                31
     Resignation.........................................................................                31
Evaluator................................................................................                31
     Limitations on Liability............................................................                31
     Responsibility......................................................................                31
     Resignation.........................................................................                31
Amendment and Termination of the Indenture...............................................                32
     Amendment...........................................................................                32
     Termination.........................................................................                32
Legal Opinions...........................................................................                32
Auditors.................................................................................                32
Bond Ratings.............................................................................                32

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This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
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                                    SUMMARY

    NATIONAL MUNICIPAL TRUST, Series 173 (the 'National Trust' or the 'Trust' as the context requires) is composed of interest-bearing municipal bonds (the 'Securities.') The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder). The Securities in the Trust were, as of the Date of Deposit rated in the category of 'A' or better by Standard & Poor's Corporation or by Moody's Investors Service. (See Part B--'Bond Ratings.')

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. In some cases, distribution on a semi-annual basis may be available. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust

    The Portfolio contains 11 issues of Securities of issuers located in 10 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows; airport facilities: 10.8%* of the Trust; health and hospital facilities: 20.6%* of the Trust; housing facilities: 28.2%* of the Trust; lease facilities: 10.4%* of the Trust; revenue facilities: 11.1%* of the Trust; utility facilities: 18.9%* of the Trust. The Trust is concentrated in housing facilities Securities.

    The Portfolio also contains Securities representing 28.2%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986, as amended.

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on March 17, 1997.

    Approximately 28.2% of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

    63.1%* of the Securities in the Trust are rated by Standard & Poor's Corporation (10.5%* being rated AAA, 10.4%* being rated AA and 42.2%* being rated A) and 36.9%* of the Securities in the Trust are rated by Moody's Investors Service (7.9%* being rated Aa and 21.3%* being rated A and 7.7%* being rated Baa). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Seven Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 2.6% of the aggregate principal amount of the Securities in the Trust (although only 0.5%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    The Sponsor's affiliate, The Prudential Investment Corporation, estimates that 61.4% of the estimated net annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes. (See 'Tax Status' and 'Schedule of Portfolio Securities.')
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on March 17, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   Series 173
                              As of March 17, 1997

FACE AMOUNT OF SECURITIES......................... $ 9,695,000.00

NUMBER OF UNITS...................................         10,000

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT........................     1/10,000th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust..................................... $ 9,899,469.40

  Divided by 10,000 Units......................... $       989.95

  Plus sales charge of 5.500% of Public Offering
    Price (5.820% of net amount invested in
    Securities)................................... $        57.62
                                                   --------------

  Public Offering Price per Unit(2)(4)............ $     1,047.57
                                                   --------------
                                                   --------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE
  PER UNIT (based on bid side evaluation of
  underlying Securities, $57.62 less than Public
  Offering Price per Unit)(4)..................... $       989.95
                                                   --------------
                                                   --------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $5 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--97.4%; at par--0%; at a discount from par--2.6%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time.
MANDATORY TERMINATION DATE: The Trust will terminate on the date of the maturity, redemption, sale or other disposition of the last Security held in the Trust.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,000,000.00
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 24, 1995(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $64.00
  Less estimated annual expenses per Unit(3).....................................................    (2.25)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $61.75
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee (including estimated expenses and Evaluator's fee)
  per $1,000 principal amount of underlying Securities...........................................   $ 2.00
Daily Rate of Income Accrual per Unit............................................................   $.1715
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.89%
Estimated Long-Term Return(6)....................................................................     5.48%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.14
Record Dates--tenth day of each month
Distribution Dates--twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 17, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 20, 1997, the expected date of settlement for the purchase of Units on March 17, 1997 was $2.57.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                     A-iii

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 173

We have audited the statement of financial condition and schedule of portfolio securities of the National Municipal Trust Series 173 as of December 31, 1996 and the related statements of operations and changes in net assets for the year ended December 31, 1996 and the period from January 24, 1995 (date of deposit) to December 31, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 173 as of December 31, 1996, and the results of its operations and the changes in its net assets for the year ended December 31, 1996 and the period from January 24, 1995 (date of deposit) to December 31, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 1, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 173

                                    December 31, 1996
                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $9,285,804) (Note (a) and Schedule of
  Portfolio Securities Notes (4) and (5))                                  $10,077,291

Accrued interest receivable                                                    227,318

           Total                                                            10,304,609

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                              187,252

   Accrued Trust fees and expenses                                               8,089

           Total liabilities                                                   195,341

Net Assets:

   Balance applicable to 10,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $791,487                              $10,077,291

      Undistributed net investment income (Note (b))               31,977


           Net assets                                                      $10,109,268

Net asset value per Unit ($10,109,268 divided by 10,000 Units)              $ 1,010.93

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 173

                                    December 31, 1996

                                                                      For the period from
                                                                       January 24, 1995
                                             For the year ended      (date of deposit) to
                                             December 31, 1996         December 31, 1995

Investment income - interest                      $654,496                $ 607,467

Less expenses:
   Trust fees and expenses                          22,207                   23,569

           Total expenses                           22,207                   23,569

           Investment income - net                 632,289                  583,898

Net (loss) gain on investments:

   Realized gain on securities sold or
     redeemed                                        3,776                      750

   Unrealized market (depreciation)
     appreciation                                  (71,379)                 862,866

           Net (loss) gain on investments          (67,603)                 863,616

Net increase in net assets resulting from
  operations                                      $564,686               $1,447,514

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 173

                                    December 31, 1996

                                                                      For the period from
                                                                       January 24, 1995
                                             For the year ended      (date of deposit) to
                                             December 31, 1996         December 31, 1995
Operations:

   Investment income - net                       $   632,289             $  583,898

   Realized gain on securities sold or
     redeemed                                          3,776                    750

   Unrealized market (depreciation)
     appreciation                                    (71,379)               862,866

          Net increase in net assets
            resulting from operations                564,686              1,447,514

Less Distributions to Unit Holders:

   Principal                                        (185,000)                  -

   Investment income - net                          (633,000)              (545,800)

          Total distributions                       (818,000)              (545,800)

Net (decrease) increase in net assets               (253,314)               901,714

Net assets:

   Beginning of period (Note c)                   10,362,582              9,460,868

   End of period (including undistributed net
     investment income of $31,977 and undis-
     tributed principal and net investment
     income of $65,522, respectively)            $10,109,268            $10,362,582

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 173

                             December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trustee is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 24, 1995) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trustee pays an annual Trustee's fee, including estimated expenses, Evaluator's fee and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 173

                             December 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (January 24, 1995) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                               $ 9,932,700
       Less:  Gross underwriting commissions (sales charge)        (471,832)
       Net cost to investors                                      9,460,868
       Cost of securities sold or redeemed                         (180,475)
       Unrealized market appreciation                               791,487
       Accumulated interest accretion                                 5,411
       Net amount applicable to investors                       $10,077,291

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                                           January 24, 1995
                                    For the year ended   (date of deposit) to
                                     December 31, 1996     December 31, 1995
       Interest income                   $   65.45           $   60.75
       Expenses                              (2.22)              (2.36)
       Investment income - net               63.23               58.39
       Income distributions                 (63.30)             (54.58)
                                               .07                3.81
       Principal distributions              (18.50)                -
       Realized gain on securities
         sold or redeemed                      .38                 .08
       Unrealized market (depreciation)
         appreciation                        (7.14)              86.29
       Net (decrease) increase in net
         asset value                        (25.33)              90.18
       Net asset value -- beginning
         of period                        1,036.26              946.08
       Net asset value -- end of
         period                          $1,010.93           $1,036.26

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 173

                                          December 31, 1996


Port-                                                                                                    Optional
folio                                   Rating       Face     Coupon    Maturity     Sinking Fund        Refunding         Market
 No.       Title of Securities           <F1>       Amount     Rate       Date      Redemptions<F3>    Redemptions<F2>     Value
                                                                                                                         <F4><F5>
 1.  City of San Francisco,
     Downtown Parking Corpora-
     tion, Parking Revenue Bonds,
     Series 1993.                        A<F6>   $1,000,000    6.650%  04/01/18     04/01/13@100    04/01/03@102       $ 1,048,980

 2.  Regional Airport Improve-
     ment Corp., Facilities Lease
     Revenue Bonds, Issue of 1991,
     LAXFUEL Corporation, (Los
     Angeles International Air-
     port).  <F7>                        A-       1,000,000    6.800   01/01/27     01/01/23@100    01/01/02@102         1,041,710

 3.  State of Hawaii, Airports
     System Revenue Bonds, Second
     Series of 1991.  <F7>               A<F6>    1,000,000    7.000   07/01/18     07/01/13@100    07/01/01@102         1,073,090

 4.  Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1992, (Mercy Center
     For Health Care Services).          A-       1,000,000    6.650   10/01/22     10/01/13@100    10/01/02@102         1,027,050

 5.  North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Bonds,
     Refunding Series 1991 A.            Baa1<F6>   750,000    6.500   01/01/17     01/01/13@100    01/01/02@102           766,035

 6.  New York Energy Research
     and Development Authority,
     Facilities Revenue Bonds,
     Series 1994 A, (Consolidated
     Edison Company of New York,
     Inc. Project).  <F7>                A+       1,000,000    7.125   12/01/29     NONE            12/01/04@102         1,127,140

 7.  Delaware County Authority,
     Hospital Revenue Bonds,
     Series of 1992, (Riddle
     Memorial Hospital).                 A-       1,000,000    6.500   01/01/22     01/01/03@100    01/01/02@100         1,018,530

 8.  South Dakota Housing
     Development Authority, Home-
     ownership Mortgage Bonds,
     1994 Series F.  <F7><F9>            AAA        985,000    6.900   05/01/23     05/01/19@100    05/01/04@102         1,025,580

 9.  Utah Housing Finance
     Agency, Single Family Mort-
     gage Senior Bonds, 1992
     Issue D, (Federally Insured
     or Guaranteed Mortgage
     Loans).  <F7><F9>                   Aa<F6>     830,000    6.850   07/01/25     07/01/10@100    01/01/03@102           858,184

10.  Bellvue Convention Center
     Authority, King County,
     Washington, Special Obliga-
     tion Revenue and Refunding
     Bonds, Series 1994, (Com-
     pound Interest Bonds).
     (MBIA Insured) <F8>                 AAA        250,000    0.000   02/01/23     NONE            NONE                    56,612

11.  Wisconsin Housing & Econ-
     omic Development Authority,
     Home Ownership Revenue
     Bonds, 1994 Series B.  <F7>         AA       1,000,000    6.750   09/01/25     09/01/21@100    03/01/04@102         1,034,380

                                                 $9,815,000                                                            $10,077,291

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 173

                           December 31, 1996

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At December 31, 1996, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $791,487
       Gross unrealized market depreciation           -
       Unrealized market appreciation                 $791,487

    The amortized cost of the Securities for Federal income tax purposes was $9,285,804 at December 31, 1996.

<F6> Moody's Investors Service, Inc. rating.

<F7> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturity on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F8> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

<F9> $45,000 and $75,000 face amounts of Portfolio Nos. 8 and 9 were called for redemption on January 2, 1997. Such Securities are valued at the amount of the proceeds subsequently received.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)  -     Restated Certificate of Incorporation of Prudential
                          Securities Incorporated dated March 29, 1993.

   *****EX-3.(ii) -     Revised By-Laws of Prudential Securities
                          Incorporated as amended through June 21, 1996.

       +EX-4      -     Trust Indenture and Agreement dated September 6,
                          1989.

       *EX-23     -     Consent of Kenny S&P Evaluation Services, a
                          division of J.J. Kenny Co., Inc. (as evaluator).

     ***EX-24     -     Powers of Attorney executed by a majority of the
                          Board of Directors of Prudential Securities
                          Incorporated.

       *Ex-27     -     Financial Data Schedule.

        Ex-99     -     Information as to Officers and Directors of
                          Prudential Securities Incorporated is
                          incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities
                          Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

      **EX-99.2   -     Affiliations of Sponsor with other investment
                          companies.

      **EX-99.3   -     Broker's Blanket Policies, Standard Form No. 39 in
                          the aggregate amount of $62,500,000.

       +EX-99.4   -     Investment Advisory Agreement.

_________________________
*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 173 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 16th day of April, 1997.

                              NATIONAL MUNICIPAL TRUST,
                              Series 173
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Robert C. Golden
                                 Alan D. Hogan
                                 A. Laurence Norton, Jr.
                                 Leland B. Paton
                                 Martin Pfinsgraff
                                 Vincent T. Pica II
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By   /s/ Kenneth Swankie
                                   -----------------------------
                                      (Kenneth Swankie
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department,
                                       as authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated April 1, 1997, accompanying the financial statements of the National Municipal Trust Series 173 included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 15, 1997
New York, New York
                                      II-5